UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies Focused Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1:	Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/18 is included with this Form.

Value Line Larger Companies Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (99.3%)
	COMMUNICATION SERVICES (20.6%)
	ENTERTAINMENT (1.0%)
130,000	Lions Gate Entertainment Corp. Class A (1)	$3,170,700
	INTERNET (14.2%)
10,200	Alphabet, Inc. Class A *	12,312,216
93,000	Facebook, Inc. Class A *	15,294,780
32,000	Netflix, Inc. *	11,972,160
140,000	Tencent Holdings, Ltd. ADR	5,717,600
		45,296,756
	SOFTWARE (5.4%)
205,000	Activision Blizzard, Inc.	17,053,950
		65,521,406
	CONSUMER DISCRETIONARY (18.7%)
	INTERNET (14.8%)
81,000	Alibaba Group Holding, Ltd. ADR *	13,345,560
12,000	Amazon.com, Inc. *	24,036,000
1,700	Booking Holdings, Inc. *	3,372,800
44,000	GrubHub, Inc. *	6,099,280
		46,853,640
	RETAIL (3.9%)
52,000	Starbucks Corp.	2,955,680
40,000	TJX Companies, Inc. (The)	4,480,800
18,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	5,078,160
		12,514,640
		59,368,280
	CONSUMER STAPLES (4.2%)
	BEVERAGES (3.1%)
31,000	Constellation Brands, Inc. Class A	6,684,220
53,000	Monster Beverage Corp. *	3,088,840
		9,773,060
	COSMETICS & PERSONAL CARE (1.1%)
24,000	Estee Lauder Companies, Inc. (The) Class A	3,487,680
		13,260,740
	ENERGY (2.0%)
	OIL & GAS (2.0%)
29,000	Diamondback Energy, Inc. (1)	3,920,510
15,000	Pioneer Natural Resources Co.	2,612,850
		6,533,360
		6,533,360
	FINANCIALS (4.1%)
	BANKS (1.8%)
195,000	Bank of America Corp.	5,744,700
	DIVERSIFIED FINANCIAL SERVICES (2.3%)
105,000	Blackstone Group L.P. (The)	3,998,400
70,000	Charles Schwab Corp. (The)	3,440,500
		7,438,900
		13,183,600
	HEALTHCARE (31.7%)
	BIOTECHNOLOGY (21.8%)
93,000	Alexion Pharmaceuticals, Inc. *	12,927,930
460,000	Amarin Corp. PLC ADR *	7,484,200
16,000	Biogen, Inc. *	5,652,960
42,000	BioMarin Pharmaceutical, Inc. *	4,072,740
130,000	Celgene Corp. *	11,633,700
80,000	Exact Sciences Corp. *(1)	6,313,600
440,000	Exelixis, Inc. *	7,796,800
35,000	Intercept Pharmaceuticals, Inc. *	4,422,600
47,000	Vertex Pharmaceuticals, Inc. *	9,058,780
		69,363,310
	HEALTHCARE PRODUCTS (2.7%)
34,000	Edwards Lifesciences Corp. *	5,919,400
45,000	Nevro Corp. *	2,565,000
		8,484,400
	PHARMACEUTICALS (5.9%)
38,000	DexCom, Inc. *	5,435,520
24,000	Jazz Pharmaceuticals PLC *	4,035,120
240,000	TESARO, Inc. *(1)	9,362,400
		18,833,040
	SOFTWARE (1.3%)
56,000	Medidata Solutions, Inc. *	4,105,360
		100,786,110
	INFORMATION TECHNOLOGY (18.0%)
	COMMERCIAL SERVICES (3.1%)
111,000	PayPal Holdings, Inc. *	9,750,240
	DIVERSIFIED FINANCIAL SERVICES (4.7%)
100,000	Visa, Inc. Class A (1)	15,009,000
	INTERNET (2.3%)
105,000	Zendesk, Inc. *	7,455,000
	SEMICONDUCTORS (1.5%)
55,000	NXP Semiconductors N.V.	4,702,500
	SOFTWARE (6.4%)
24,000	Adobe Systems, Inc. *	6,478,800
40,000	Salesforce.com, Inc. *	6,361,200

September 30, 2018

Shares		Value
38,000	ServiceNow, Inc. *	$7,433,940
		20,273,940
		57,190,680
	TOTAL COMMON STOCKS (Cost $200,076,577) (99.3%)	315,844,176

SHORT-TERM INVESTMENTS (5.7%)

	MONEY MARKET FUNDS (5.7%)
2,657,016	State Street Institutional U.S. Government Money Market Fund, Premier Class	2,657,016
15,383,593	State Street Navigator Securities Lending Government Money Market Portfolio (2)	15,383,593
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,040,609) (5.7%)	18,040,609
	TOTAL INVESTMENT SECURITIES (105.0%) (Cost $218,117,186)	$333,884,785
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-5.0%)		(15,937,380)
NET ASSETS (3) (100%)		$317,947,405

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2018, the market value of the securities on loan was $37,525,469.
(2)	Securities with an aggregate market value of $37,525,469 were out on loan in exchange for $15,383,593 of cash collateral as of September 30, 2018. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $218,117,186, aggregate gross unrealized appreciation was $128,364,702, aggregate gross unrealized depreciation was $12,597,103 and the net unrealized appreciation was $115,767,599.
ADR	American Depositary Receipt.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2018:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$315,844,176	$—	$—	$315,844,176
Short-Term Investments	18,040,609	—	—	18,040,609
Total Investments in Securities	$333,884,785	$—	$—	$333,884,785

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended September 30, 2018, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2018, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	11/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	11/19/2018